Summary of Company's Share Option Activity under 2003 Option Plan and 2006 Share Incentive Plan (Detail) (Stock Options, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year
Stock Options
Number of Shares
Beginning balance	5,766,928	5,196,132	5,103,670
Granted	2,236,000	1,989,500	1,636,000
Exercised	(794,182)	(1,337,574)	(1,387,388)
Forfeited	(122,076)	(79,630)	(132,650)
Cancelled	(6,000)	(1,500)	(23,500)
Ending balance	7,080,670	5,766,928	5,196,132
Vested and exercisable	2,044,384	1,329,628	1,273,212
Weighted-Average Exercise Price
Beginning balance	$ 9.3709	$ 5.8839	$ 4.4353
Granted	$ 16.2501	$ 16.8005	$ 8.1315
Exercised	$ 5.4085	$ 6.8249	$ 3.1468
Forfeited	$ 13.0759	$ 10.2435	$ 4.4636
Cancelled	$ 7.6418	$ 8.2183	$ 17.3629
Ending balance	$ 11.9253	$ 9.3709	$ 5.8839
Vested and exercisable	$ 7.8647	$ 5.1184	$ 7.0255
Weighted Average Remaining Contractual Life (in Years)
Beginning balance	3.3	3.5	3.6
Ending balance	3.09	3.3	3.5
Vested and exercisable	2.28	2.1	2.4
Aggregate Intrinsic Value
Outstanding - beginning	$ 64.06	$ 61.27	$ (0.74)
Outstanding - ending	6.90	64.06	61.27
Vested and exercisable	$ 10.29	$ 20.43	$ 13.56